Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables	Customers

	June 30, 2024		December 31, 2023
Domestic customers, net	Ps.	88,799,646	Ps.	79,069,658
Export customers, net	41,541,486		32,324,773
Total customers, net	Ps.	130,341,132	Ps.	111,394,431

Summary of Other Accounts Receivable	Other financial and non-financial accounts receivable

	June 30, 2024		December 31, 2023
Financial assets:
Sundry debtors (1)	Ps.	40,836,160	Ps.	35,253,635
Employees and officers	5,852,347		5,633,492
Total financial assets	Ps.	46,688,507	Ps.	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	69,013,916	Ps.	155,336,028
Special Tax on Production and Services	6,313,278		2,603,657
Other accounts receivable	3,616,062		5,139,993
Total non-financial assets	Ps.	78,943,256	Ps.	163,079,678

(1)Includes Ps.(898,072) and Ps.(827,739) of impairment, as of June 30, 2024 and December 31, 2023, respectively.